COMMITMENTS - Defaulted Bridge Notes (Details) - USD ($)			12 Months Ended
	Nov. 21, 2023	Oct. 04, 2023	Dec. 31, 2023
Bridge Notes
Debt instruments
Mandatory default penalty (as a percent)		125.00%
Late fee (as a percent)		10.00%
Default interest rate (as a percent)		24.00%
Total amount due		$ 2,523,744
Interest expense on debt default	$ 1,579,927		$ 1,579,927
Exchange Note
Debt instruments
Aggregate current value	3,723,744
DHAC Note
Debt instruments
Principal due	888,889
Originally issued discount	88,889
VSee Note
Debt instruments
Principal due	666,667
Originally issued discount	66,667
iDoc Note
Debt instruments
Principal due	666,667
Originally issued discount	$ 66,667